COMMITMENTS (Details) - USD ($)			7 Months Ended
	Dec. 14, 2020	Sep. 17, 2019	Dec. 31, 2019	Dec. 31, 2020
Purchase price				$ 1.50
Deferred fee			$ 9,625,000
Merger Agreement
Reference price per share	$ 10.00
Quotient amount	$ 356,250,000
Over-allotment option
Term for underwriters to purchase units to cover overallotments		45 days
Maximum number of shares that may be issued to underwriters		3,750,000
Number of units issued		2,500,000
Purchase price		$ 10.00
Forfeiture of option to exercise the remaining units		1,250,000
Cash underwriting discount per unit		$ 0.20
Cash underwriting discount		$ 5,500,000
Deferred fee per unit		$ 0.35
Deferred fee		$ 9,625,000